Related parties (Narrative) (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CHF (SFr) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CHF (SFr) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 USD ($)
Related Parties [Line Items]
Payments to external board members	SFr 6.6	$ 7.0	SFr 7.3	$ 7.3	SFr 7.4	$ 7.6
Number of shares held by close family members of key management personnel	0	0	0	0
Number of shares held by entities that are directly or indirectly controlled or jointly controlled by key management personnel or their close family members	0	0	0	0
Description of ownership of UBS Group AG's shares by members of BoD or GEB	As of 31 December 2020, no member of the BoD or GEB was the beneficial owner of more than 1% of UBS Group AG’s shares.	As of 31 December 2020, no member of the BoD or GEB was the beneficial owner of more than 1% of UBS Group AG’s shares.
Description of related party transactions with entities controlled by key management personnel	In 2020 and 2019, UBS did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS’s key management personnel or their close family members and as of 31 December 2020, 31 December 2019 and 31 December 2018, there were no outstanding balances related to such transactions. Furthermore, in 2020 and 2019, entities controlled by key management personnel did not sell any goods or provide any services to UBS, and therefore did not receive any fees from UBS. UBS also did not provide services to such entities in 2020 and 2019, and therefore also received no fees.	In 2020 and 2019, UBS did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS’s key management personnel or their close family members and as of 31 December 2020, 31 December 2019 and 31 December 2018, there were no outstanding balances related to such transactions. Furthermore, in 2020 and 2019, entities controlled by key management personnel did not sell any goods or provide any services to UBS, and therefore did not receive any fees from UBS. UBS also did not provide services to such entities in 2020 and 2019, and therefore also received no fees.
UBS AG
Related Parties [Line Items]
Payments to external board members	SFr 6.6	$ 7.0	SFr 7.3	$ 7.3	SFr 7.4	$ 7.6
Number of shares held by close family members of key management personnel	0	0	0	0
Number of shares held by entities that are directly or indirectly controlled or jointly controlled by key management personnel or their close family members	0	0	0	0
Description of ownership of UBS Group AG's shares by members of BoD or GEB	As of 31 December 2020, no member of the BoD or GEB was the beneficial owner of more than 1% of UBS Group AG’s shares.	As of 31 December 2020, no member of the BoD or GEB was the beneficial owner of more than 1% of UBS Group AG’s shares.
Description of related party transactions with entities controlled by key management personnel	In 2020 and 2019, UBS AG did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS AG’s key management personnel or their close family members and as of 31 December 2020, 31 December 2019 and 31 December 2018, there were no outstanding balances related to such transactions. Furthermore, in 2020 and 2019, entities controlled by key management personnel did not sell any goods or provide any services to UBS AG, and therefore did not receive any fees from UBS AG. UBS AG also did not provide services to such entities in 2020 and 2019, and therefore also received no fees.	In 2020 and 2019, UBS AG did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS AG’s key management personnel or their close family members and as of 31 December 2020, 31 December 2019 and 31 December 2018, there were no outstanding balances related to such transactions. Furthermore, in 2020 and 2019, entities controlled by key management personnel did not sell any goods or provide any services to UBS AG, and therefore did not receive any fees from UBS AG. UBS AG also did not provide services to such entities in 2020 and 2019, and therefore also received no fees.